INCOME TAXES	6 Months Ended
Jun. 30, 2022
Disclosure Of Income Taxes [Abstract]
INCOME TAXES	INCOME TAXESBrookfield Renewable's effective income tax rate was 33% for the six months ended June 30, 2022 (2021: (38)%). The effective tax rate is different than the statutory rate primarily due to rate differentials and non-controlling interests' income or loss not subject to tax.